MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000






                                        March 19, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust IV (File Nos. 2-54607 and 811-2594), on Behalf of MFS(R)Mid Cap Growth Fund and MFS(R) Money Market Fund

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Prospectus and Statement of Additional Information dated January 1, 2003 of the above-named funds. The Prospectus and SAI was filed electronically with the Securities and Exchange Commission on December 20, 2002, pursuant to Rule 485BPOS under the Securities Act of 1933 (EDGAR Accession No. 0001047469-02-007775).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus and SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant Clerk
                                        of the Trust